Loans receivable, net - Movements of allowance for credit losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Movements of allowance for credit losses
Beginning balance	$ 275,500
(Recovery) addition	(65,507)	$ 275,500	$ 0
Ending balance	$ 209,993	$ 275,500